Note 14 - Injection Wells Suspension	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Suspended Injection Well Costs Disclosure [Text Block]
Note
14.
Injection Wells Suspension

As a result of a seismic event with a magnitude of
2.1
occurring on
August
31,
2014,
the Chief of the Division of Oil and Gas Resources Management (“Chief” or “Division”) issued Orders on
September
3,
2014,
to immediately suspend all operations of both of Avalon’s saltwater injection wells. The Orders were based on the findings that the two
saltwater injection wells were located in close proximity to an area of known seismic activity and also that the saltwater injection wells pose a risk of increasing or creating seismic activity. The two
saltwater injection wells are located approximately
112
feet apart. Based on these findings, the Chief ordered the immediate suspension of all operations of the two
saltwater injection wells, until the Division could further evaluate the wells.

On
September
5,
2014,
Avalon submitted the information required by the Chief’s Order in regards to its AWMS
#1
injection well. The Division reviewed all the information submitted by Avalon and additional data. Based upon this review, the Division concluded that with reasonable scientific certainty, the injection operations of AWMS
#1
were not related to the deep seismic event that occurred on
August
31,
2014.
As a result, the Order suspending all operations of AWMS
#1
was terminated effective
September
18,
2014.
As such, Avalon resumed injection operations of AWMS
#1
consistent with all terms and conditions of the permit issued on
July
18,
2013.

On
September
19,
2014,
Avalon submitted the information and a written plan required by the Chief’s Order proposing the establishment of certain operations and management controls on injections at the AWMS
#2
injection well. The plan called for injection to resume at AWMS
#2
at lower levels and monitored for seismicity. Under the plan, Avalon would gradually increase injection volumes over time based upon data obtained through monitoring.

On
October
2,
2014,
Avalon filed an appeal with the Ohio Oil and Gas Commission disputing the basis for suspending operations of AWMS
#2
and also the authority of the Chief to immediately suspend such operations. On
November
19,
2014,
Avalon filed a Motion to Stay the execution of the suspension order.

On
March
11,
2015,
an appeal hearing was held and post hearing briefs were filed thereafter. The Chief stated during the hearing that the suspension is only temporary, and that he expects that AWMS
#2
will be allowed to inject once the state’s final policymaking is complete.

On
August
12,
2015,
the Oil and Gas Commission upheld the temporary suspension of injection operations of AWMS
#2
stating that the temporary suspension will allow the Chief to more fully evaluate the facts in anticipation of the Division’s implementation of a comprehensive regulatory plan that will specifically address injection-induced seismicity. In
October
2015,
the Division informed the Company that they were currently drafting the hydraulic fracturing induced seismicity policy and will start the Class II injection well policy once that was complete. In conjunction with the
August
12,
2015
decision, Avalon temporarily suspended operations of AWMS
#1
and will resume operations in combination with the reopening of AWMS
#2.

On
September
8,
2015,
Avalon filed an appeal with the Franklin County Court of Common Pleas. Avalon also filed a notice of appeal addressed to the Division. On
October
16,
2015,
the Division filed a motion to dismiss stating that although Avalon filed its notice of appeal with the Franklin County Court of Common Pleas, it did not file the notice of appeal with the Oil and Gas Commission as mandated by the Ohio Revised Code. On
October
20,
2015,
Avalon filed its notice of appeal with the Oil and Gas Commission. On
December
18,
2015,
the Franklin County Court of Common Pleas concluded that Avalon untimely filed its notice of appeal with the Oil and Gas Commission and thus did not comply with the Ohio Revised Code and that the Division’s motion to dismiss was granted. On
January
4,
2016,
Avalon filed an appeal with the Franklin County, Ohio
10
th
District Court of Appeals regarding the motion to dismiss ruling on the
September
8,
2015
appeal. On
April
6,
2016,
an appeal hearing was held. During the hearing it was noted that Commission did not comply with the proper procedural requirements for providing Avalon with its
August
12,
2015
decision. On
May
5,
2016,
Avalon’s assignment of error was rendered moot by the Ohio
10
th
District Court of Appeals and the judgment of the Franklin County Court of Common Pleas was reversed and subsequently the Commission re-notified the parties of the decision. Avalon thereby filed an appeal in the Franklin County Court of Common Pleas.

On
November
1,
2016
an appeal hearing was held in that court. During the appeal hearing, Avalon contended that the Company was not in violation of any law, Ohio Regulation governing its operations or any of the terms and conditions of its injection permit, as acknowledged by the Division. The observed seismic events the Division used to justify the suspension order were of such magnitudes that occur every day in the State of Ohio. There were no documented complaints from the public concerning the observed seismic events. Avalon does not believe that there is substantial risk that the operations of AWMS
#2
present an imminent danger to public health, safety or damage to the environment. In addition, the Company also contended that other Class II injection wells within Ohio have produced seismic events with similar and/or higher magnitudes and have been allowed to continue operations.

On
December
23,
2016,
the Franklin County Court of Common Pleas issued its Decision and Order in Avalon’s appeal of the Ohio Oil and Gas Commission’s decision that upheld the Division of Oil and Gas Resources Management’s suspension of AWMS
#2.
The Franklin County Court of Common Pleas found that the Division’s suspension and refusal to work with the Company for over
26
months was arbitrary and not in accordance with reason and therefore vacated the Ohio Oil and Gas Commission’s decision.  Subsequent to the ruling, and in accordance with the Decision and Order, both Avalon and the Division submitted their written restart plans to the Court. Avalon’s plan sets forth both the initial volumes and pressures and increases in volume and pressure while continuously monitoring seismicity and addressing the concerns of public health and safety.

On
January
19,
2017,
the Division filed a motion to stay the Decision and Order with the Franklin County Court of Common Pleas.  The Court denied the Division’s motion on
January
23,
2017.
  Also on
January
19,
2017,
the Division filed an appeal of the Decision and Order with the Ohio
10
th
District Court of Appeals in Franklin County.  On
January
30,
2017,
the Division filed a motion to stay the Decision and Order with the Ohio
10
th
District Court of Appeals in Franklin County.  On
February
1,
2017,
Avalon filed a motion to dismiss the Division’s appeal and also a memorandum in opposition to the Division’s motion to stay the
December
23,
2016
Decision and Order.

On
February
21,
2017,
the Court of Common Pleas in Franklin County issued its Final Decision and Order. The Court’s Order sets conditions for the restarting of AWMS
#2
in accordance with the proposed restart plans filed by Avalon with minor revisions. While the Company is currently making preparations for restarting the well and opening the facility, the Ohio Department of Natural Resources filed a Motion to Stay the Court Order on
February
22,
2017.
The Company does not know if that action will delay the restarting of the well and reopening of the facility.

In addition, on
August
26,
2016,
Avalon filed a complaint in the
11
th
Appellate District Court in Trumbull County, Ohio for a Peremptory Writ of Mandamus to compel the Director of the Ohio Department of Natural Resources (“ODNR”) to initiate appropriations procedures to determine damages from the illegal regulatory taking of the Company’s property, or issue an alternative remedy at law.
There is currently no implemented state-wide policy on induced seismicity and The ODNR has refused to communicate with the Company regarding the status and requirements of any policymaking. The Company believes that the actions, and lack of responsible actions, by ODNR, which were triggered by a seismic event that presented no hazard or risk to any individual or to the environment, is a clear violation of the Company’s property rights and a violation of the Fifth and Fourteenth Amendments to the U.S. Constitution; Article I, Section
19
of the Ohio Constitution; and Ohio Revised Code Chapter
163.
  On
September
26,
2016,
the ODNR filed a motion to dismiss Avalon’s Writ of Mandamus complaint. The Company intends to vigorously pursue the Complaint and obtain due process and fair compensation.